PRIVATE LOANS - Credit Ratings For Private Loans (Details) - Private Loan - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Financing Receivable, Credit Quality Indicator [Line Items]
Total, net of allowance	$ 1,337	$ 1,144
A or higher
Financing Receivable, Credit Quality Indicator [Line Items]
Total, net of allowance	53	4
BBB
Financing Receivable, Credit Quality Indicator [Line Items]
Total, net of allowance	34	17
BB and below
Financing Receivable, Credit Quality Indicator [Line Items]
Total, net of allowance	455	395
Unrated
Financing Receivable, Credit Quality Indicator [Line Items]
Total, net of allowance	$ 795	$ 728